Prepayments and Other Assets - Summary of Other Assets (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepayment and other current assets
Value-added tax receivable	¥ 53,478,995		¥ 20,640,519
Deferred cost for incentive payment to customer	17,138,284		22,842,164
Prepayment for the use of contents	15,321,271		7,166,442
Deposit to third-party payment service providers	12,466,401		24,888,833
Loans and advance to employees	11,947,219		5,389,935
Lease deposits-current portion	738,509		1,017,056
Deposit to a third-party for advertisement services	10,000,000
Interest receivable	9,206,512		2,958,984
Deposit to third-party advertising platforms	5,000,000		5,000,000
Prepayments of business insurance	1,963,729		2,996,381
Prepayments of advertisement fee	1,689,512		17,669,507
Prepayments of IT service fee	509,635		705,580
Prepayment of office lease			5,609,752
Others	3,048,779		3,480,353
Prepayment and other current assets, current	142,508,846	$ 20,758,754	120,365,506
Non-current
Long-term prepayments of advertisement fee	13,901,780
Long-term lease deposits	11,116,786		7,424,707
Long-term prepaid server fee	1,301,887		2,087,264
Prepayment for purchase of property and equipment	1,294,067		1,160,170
Prepayment and other assets, non-current	¥ 27,614,520		¥ 10,672,141